UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.

1.   Name and Address of issuer:

     Alliance Technology Fund, Inc.
     1345 Avenue of the Americas
     New York, NY 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number:

     811-03131

     Securities Act File Number:

     2-70427

4(a).Last day of fiscal year for which this Form is filed:

     November 30, 2002

4(b).Check box if this Form is being filed late (i.e., more than
     90 calendar days after the end of the issuer's fiscal
     year). (See Instruction A.2)                           [_]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).Check box if this is the last time the issuer will be
     filing this Form.                                      [_]

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f): ............ $12,664,979,374
                                                  ---------------

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year: .......................... $13,667,076,026
                                                  ---------------

    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce
          registration fees payable to the
          Commission: ........................... $0
                                                  ---------------

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]: ......... $13,667,076,026
                                                  ---------------

     (v)  Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]: ................ $0
                                                  ---------------

     (vi) Redemption credits available for
          use in future years - if Item 5(i)
          is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]: .......... ($1,002,096,652)
                                                  ---------------

    (vii) Multiplier for determining
          registration fee (See Instruction
          C.9): ................................. x.0000809
                                                  ---------------

    (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)] (enter
          "0" if no fee is due): ............... =$0
                                                  ===============

6.   Prepaid Shares

     If the response to item 5(i) was determined
     by deducting an amount of securities that
     were registered under the Securities Act of
     1933 pursuant to rule 24e-2 as in effect
     before October 11, 1997, then report the
     amount of securities (number of shares or
     other units) deducted here: 0 . If there is a
     number of shares or other units that were
     registered pursuant to rule 24e-2 remaining
     unsold at the end of the fiscal year for
     which this form is filed that are available
     for use by the issuer in future fiscal years,
     then state that number here:                      0
                                                       ----------

7.   Interest due - if this Form is being filed
     more than 90 days after the end of the
     issuer's fiscal year (see Instruction D):         +$N/A
                                                       ----------

8.   Total of the amount of the registration fee
     due plus any interest due [line 5(viii) plus
     line 7]:                                         =$0
                                                       =========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

          [_]  Wire Transfer
          [_]  Mail or other means

                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\  Domenick Pugliese
                                        -------------------------
                                             Domenick Pugliese
                                             Assistant Secretary

Date: February 11, 2003

*Please print the name and title of the signing officer below the signature.

00250.0200 #383890